PARTIES-IN-INTEREST (Details) - 401(k) PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value (Note 3)	$ 125,111,424	$ 119,174,938
Common Stock of Balchem Corporation
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment (in shares)	240,757	235,822
Investments at fair value (Note 3)	$ 36,922,435	$ 38,437,832